UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund

The fund's portfolio
10/31/16 (Unaudited)

REPURCHASE AGREEMENTS (37.9%)(a)
			Principal amount	Value

Interest in $74,000,000 tri-party repurchase agreement dated 10/31/16 with Bank of Nova Scotia due 11/1/16 - maturity value of $74,000,617 for an effective yield of 0.300% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 1.000% to 8.500% and due dates ranging from 5/15/17 to 5/15/37, valued at $75,480,636)			$74,000,000	$74,000,000

Interest in $102,700,000 tri-party term repurchase agreement dated 10/26/16 with Barclays Capital, Inc. due 11/2/16 - maturity value of $102,706,191 for an effective yield of 0.310% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 6/1/26 to 5/1/46, valued at $104,754,001)			102,700,000	102,700,000

Interest in $29,000,000 tri-party term repurchase agreement dated 10/24/16 with BNP Paribas due 12/22/16 - maturity value of $29,030,893 for an effective yield of 0.650% (collateralized by various corporate bonds and notes with coupon rates ranging from 3.875% to 7.250% and due dates ranging from 11/26/23 to 9/1/40, valued at $30,456,175)(IR)			29,000,000	29,000,000

Interest in $119,000,000 joint tri-party repurchase agreement dated 10/31/16 with BNP Paribas due 11/1/16 - maturity value of $113,263,070 for an effective yield of 0.340% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 6/1/19 to 3/1/46, valued at $121,381,146)			113,262,000	113,262,000

Interest in $144,500,000 tri-party term repurchase agreement dated 10/27/16 with Citigroup Global Markets, Inc. due 11/3/16 - maturity value of $144,509,553 for an effective yield of 0.340% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 2.375% to 3.375% and due dates ranging from 12/31/20 to 5/15/44, valued at $147,390,005)			144,500,000	144,500,000

Interest in $252,191,000 joint tri-party repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc. due 11/1/16 - maturity value of $103,294,976 for an effective yield of 0.340% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.875% and due dates ranging from 2/15/19 to 2/15/46, valued at $257,234,901)			103,294,000	103,294,000

Interest in $125,000,000 tri-party repurchase agreement dated 10/31/16 with Credit Suisse Securities (USA), LLC due 11/1/16 - maturity value of $125,001,042 for an effective yield of 0.300% (collateralized by a U.S. Treasury note with a coupon rate of 1.750% and a due date of 5/15/23, valued at $127,500,639)			125,000,000	125,000,000

Interest in $132,000,000 tri-party repurchase agreement dated 10/31/16 with Goldman Sachs & Co. due 11/1/16 - maturity value of $132,001,173 for an effective yield of 0.320% (collateralized by various mortgage backed securities with coupon rates ranging from 2.280% to 4.000% and due dates ranging from 10/1/22 to 6/1/46, valued at $134,640,001)			132,000,000	132,000,000

Interest in $50,000,000 tri-party term repurchase agreement dated 10/25/16 with J.P. Morgan Securities, LLC due 11/1/16 - maturity value of $50,003,014 for an effective yield of 0.310% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 11.000% and due dates ranging from 2/1/17 to 12/1/49, valued at $51,001,379)			50,000,000	50,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 10/31/16 with J.P. Morgan Securities, LLC due 11/1/16 - maturity value of $50,000,431 for an effective yield of 0.310% (collateralized by a U.S. Treasury note with a coupon rate of 1.750% and a due date of 1/31/23, valued at $51,002,299)			50,000,000	50,000,000

Interest in $200,000,000 joint tri-party repurchase agreement dated 10/31/16 with Barclays Capital, Inc. due 11/1/16 - maturity value of $50,000,444 for an effective yield of 0.320% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 2.500% and due dates ranging from 4/15/19 to 2/15/44, valued at $204,000,014)			50,000,000	50,000,000

Interest in $63,000,000 tri-party term repurchase agreement dated 10/25/16 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 11/1/16 - maturity value of $63,003,675 for an effective yield of 0.300% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 6/20/46, valued at $64,260,000)			63,000,000	63,000,000

Interest in $396,836,000 joint tri-party repurchase agreement dated 10/31/16 with Merrill Lynch, Pierce, Fenner and Smith, Inc. due 11/1/16 - maturity value of $105,784,999 for an effective yield of 0.340% (collateralized by various mortgage backed securities with coupon rates ranging from 3.500% to 4.500% and due dates ranging from 4/20/44 to 7/20/46, valued at $404,772,720)			105,784,000	105,784,000

Interest in $50,000,000 tri-party term repurchase agreement dated 10/25/16 with RBC Capital Markets, LLC due 12/23/16 - maturity value of $50,027,861 for an effective yield of 0.340% (collateralized by various mortgage backed securities with coupon rates ranging from 2.904% to 4.000% and due dates ranging from 9/1/29 to 10/20/46, valued at $51,003,372)(IR)			50,000,000	50,000,000

Total repurchase agreements (cost $1,192,540,000)				$1,192,540,000

COMMERCIAL PAPER (25.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Abbott Laboratories	0.680	11/10/16	$14,000,000	$13,998,456

ABN AMRO Funding USA, LLC	0.801	1/9/17	4,000,000	3,995,279

ABN AMRO Funding USA, LLC	0.520	11/3/16	4,000,000	3,999,863

American Express Credit Corp.	0.711	11/22/16	16,000,000	15,993,019

American Honda Finance Corp.	0.651	1/24/17	7,500,000	7,488,879

American Honda Finance Corp.	0.400	11/8/16	2,350,000	2,349,809

Apple, Inc.	0.430	12/1/16	2,876,000	2,875,126

Apple, Inc.	0.440	11/29/16	2,000,000	1,999,439

Apple, Inc.	0.430	11/10/16	25,000,000	24,997,875

Barton Capital, LLC	1.013	12/29/16	12,000,000	11,985,761

BMW US Capital, LLC	0.510	12/19/16	14,000,000	13,989,882

BPCE SA (France)	0.561	12/6/16	28,000,000	27,986,954

Canada (Government of) (Canada)	0.471	1/19/17	15,000,000	14,984,700

Canada (Government of) (Canada)	0.470	11/17/16	27,000,000	26,996,927

Chevron Corp.	0.475	11/1/16	25,000,000	24,999,790

Coca-Cola Co. (The)	0.480	12/9/16	25,000,000	24,988,571

Commonwealth Bank of Australia 144A (Australia)	0.827	1/11/17	18,000,000	18,009,000

Commonwealth Bank of Australia 144A FRN (Australia)	0.899	11/15/16	14,000,000	14,002,674

Cooperatieve Rabobank UA/NY (Netherlands)	0.761	11/7/16	17,750,000	17,748,409

Cooperatieve Rabobank UA/NY (Netherlands)	0.480	11/2/16	11,250,000	11,249,721

Credit Suisse AG/New York, NY	0.580	11/2/16	5,250,000	5,249,870

Danaher Corp.	0.611	12/14/16	15,000,000	14,990,485

Danske Corp. (Denmark)	0.892	2/1/17	28,500,000	28,427,700

DnB Bank ASA 144A (Norway)	0.682	11/2/16	31,500,000	31,499,443

Export Development Canada (Canada)	0.701	2/1/17	29,250,000	29,202,698

Export Development Canada (Canada)	0.703	1/23/17	16,000,000	15,977,824

GlaxoSmithKline Finance PLC (United Kingdom)	0.510	12/5/16	14,000,000	13,993,099

HSBC USA Inc 144A FRN	0.886	11/3/16	13,000,000	13,000,533

HSBC USA, Inc. 144A	1.243	4/6/17	5,000,000	4,975,294

Microsoft Corp.	0.732	2/7/17	28,000,000	27,948,564

Nationwide Building Society (United Kingdom)	0.500	11/22/16	4,500,000	4,497,486

Nationwide Building Society (United Kingdom)	0.932	11/15/16	24,500,000	24,490,915

Nestle Finance International, Ltd. (Switzerland)	0.400	12/5/16	3,074,000	3,072,730

Nestle Finance International, Ltd. (Switzerland)	0.442	11/7/16	29,250,000	29,248,123

Nordea Bank AB (Sweden)	0.905	12/6/16	12,000,000	11,993,424

Nordea Bank AB (Sweden)	0.726	11/22/16	18,000,000	17,994,434

Pfizer, Inc.	0.400	11/28/16	29,500,000	29,490,684

Roche Holdings, Inc. (Switzerland)	0.425	11/1/16	28,000,000	27,999,708

Simon Property Group LP 144A	0.638	12/12/16	27,500,000	27,483,445

Stanley Black & Decker, Inc.	0.550	11/3/16	5,160,000	5,159,746

Stanley Black & Decker, Inc.	0.530	11/1/16	10,000,000	9,999,839

Stanley Black & Decker, Inc. 144A	0.550	11/10/16	15,000,000	14,997,396

Total Capital Canada Ltd. (Canada)	0.651	12/19/16	17,000,000	16,988,407

Total Capital Canada Ltd. (Canada)	0.490	11/10/16	12,000,000	11,998,677

Toyota Motor Credit Corp.	0.782	11/23/16	34,000,000	33,992,028

UnitedHealth Group, Inc.	0.530	11/1/16	16,000,000	15,999,709

Wal-Mart Stores, Inc.	0.410	12/7/16	29,000,000	28,987,511

Westpac Banking Corp. 144A (Australia)	0.980	3/8/17	32,000,000	32,013,792

Total commercial paper (cost $816,248,923)				$816,313,698

ASSET-BACKED COMMERCIAL PAPER (15.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization, Ltd. (Cayman Islands)	1.084	2/24/17	$5,000,000	$4,983,212

Alpine Securitization, Ltd. (Cayman Islands)	1.083	2/3/17	5,000,000	4,986,806

Alpine Securitization, Ltd. 144A (Cayman Islands)	0.460	11/1/16	30,000,000	29,999,625

Atlantic Asset Securitization, LLC	0.600	11/9/16	13,500,000	13,498,346

Bedford Row Funding Corp. 144A	0.400	11/1/16	24,000,000	23,999,720

CAFCO, LLC	0.902	12/5/16	21,000,000	20,987,199

CAFCO, LLC 144A	0.852	11/22/16	11,750,000	11,745,950

Chariot Funding, LLC	0.833	1/5/17	16,000,000	15,976,592

CHARTA, LLC	0.771	12/16/16	8,550,000	8,543,183

CHARTA, LLC	0.661	12/9/16	11,600,000	11,592,460

CHARTA, LLC	0.589	11/8/16	9,000,000	8,999,012

CIESCO, LLC 144A	0.350	11/1/16	36,600,000	36,599,543

Collateralized Commercial Paper Co., LLC	1.174	1/20/17	1,600,000	1,596,695

Collateralized Commercial Paper Co., LLC	0.785	12/5/16	20,000,000	19,987,808

Collateralized Commercial Paper II Co., LLC 144A	0.821	11/10/16	9,000,000	8,998,763

CRC Funding, LLC	0.701	11/8/16	32,000,000	31,996,487

Fairway Finance Co., LLC 144A (Canada)	0.795	12/12/16	6,000,000	6,002,352

Gotham Funding Corp. (Japan)	0.801	12/6/16	22,000,000	21,986,096

Gotham Funding Corp. (Japan)	0.400	11/1/16	20,139,000	20,138,748

Manhattan Asset Funding Co., LLC (Japan)	0.580	11/29/16	29,000,000	28,986,077

MetLife Short Term Funding, LLC	0.520	11/28/16	5,000,000	4,997,818

MetLife Short Term Funding, LLC 144A	0.521	11/15/16	24,900,000	24,894,916

Old Line Funding, LLC	0.390	11/1/16	14,001,000	14,000,837

Old Line Funding, LLC 144A	0.923	12/16/16	4,000,000	3,996,652

Old Line Funding, LLC 144A	0.908	2/17/17	13,000,000	12,999,623

Old Line Funding, LLC 144A	0.801	12/19/16	6,000,000	5,994,537

Old Line Funding, LLC 144A	0.797	12/13/16	6,500,000	6,502,574

Regency Markets No. 1, LLC	0.620	11/10/16	3,500,000	3,499,519

Regency Markets No. 1, LLC 144A	0.450	11/3/16	8,000,000	7,999,693

Sheffield Receivables Co., LLC (United Kingdom)	1.003	1/24/17	14,000,000	13,968,597

Thunder Bay Funding, LLC 144A	0.892	12/12/16	19,625,000	19,609,797

Thunder Bay Funding, LLC 144A	0.885	3/1/17	10,000,000	9,999,670

Victory Receivables Corp. (Japan)	1.002	12/15/16	5,000,000	4,995,750

Working Capital Management Co. (Japan)	0.801	12/5/16	15,000,000	14,990,856

Working Capital Management Co. (Japan)	0.620	11/4/16	12,000,000	11,999,380

Working Capital Management Co. (Japan)	0.550	11/16/16	2,000,000	1,999,532

Total asset-backed commercial paper (cost $494,021,679)				$494,054,425

CERTIFICATES OF DEPOSIT (8.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY FRN	0.689	11/9/16	$30,000,000	$30,002,700

Bank of America, NA	0.840	11/4/16	30,000,000	30,001,200

Bank of Montreal/Chicago, IL FRN (Canada)	0.985	4/17/17	23,500,000	23,498,449

Bank of Nova Scotia/Houston FRN	1.145	3/17/17	15,000,000	15,015,375

Bank of Nova Scotia/Houston FRN	1.061	4/4/17	12,000,000	12,007,356

Canadian Imperial Bank of Commerce/New York, NY FRN	1.076	3/20/17	20,000,000	20,015,880

Citibank, NA	0.880	2/21/17	17,000,000	16,998,867

Citibank, NA	0.800	11/4/16	11,800,000	11,800,497

Royal Bank of Canada/New York, NY FRN (Canada)	1.281	10/13/17	5,000,000	5,001,745

Skandinaviska Enskilda Banken AB/New York, NY FRN	1.087	2/6/17	14,200,000	14,212,709

Skandinaviska Enskilda Banken AB/New York, NY FRN	0.974	4/26/17	15,000,000	14,994,255

Toronto-Dominion Bank/NY FRN (Canada)	0.983	2/1/17	7,000,000	7,004,256

Toronto-Dominion Bank/NY FRN (Canada)	0.936	12/19/16	22,000,000	22,010,802

Wells Fargo Bank, NA FRN	0.789	11/16/16	30,000,000	30,005,760

Total certificates of deposit (cost $252,503,430)				$252,569,851

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit Banks Funding Corporation discount notes	0.200	11/2/16	$20,000,000	$19,999,880

Federal Home Loan Banks unsec. discount notes	0.361	1/27/17	30,000,000	29,976,810

Federal Home Loan Banks unsec. discount notes	0.355	1/25/17	30,000,000	29,977,320

Federal Home Loan Banks unsec. discount notes	0.345	1/20/17	50,000,000	49,964,450

Federal Home Loan Banks unsec. discount notes	0.335	11/2/16	25,000,000	24,999,850

Federal National Mortgage Association unsec. discount notes	0.250	11/2/16	25,000,000	24,999,850

Federal National Mortgage Association unsec. discount notes Ser. BB	0.300	12/1/16	17,966,000	17,962,856

Total u.s. government agency obligations (cost $197,871,340)				$197,881,016

TIME DEPOSITS (3.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.330	11/1/16	$30,000,000	$30,000,000

BNP Paribas/Cayman Islands (France)	0.300	11/1/16	30,000,000	30,000,000

Credit Agricole Corporate and Investment Bank/Grand Cayman (Cayman Islands)	0.310	11/1/16	15,000,000	15,000,000

Svenska Handelsbanken/Cayman Islands (Sweden)	0.300	11/1/16	30,000,000	30,000,000

Total time deposits (cost $105,000,000)				$105,000,000

U.S. TREASURY OBLIGATIONS (2.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.332	1/19/17	$50,000,000	$49,968,750

U.S. Treasury Notes	0.424	1/31/17	42,150,000	42,162,447

Total U.S. treasury obligations (cost $92,113,910)				$92,131,197

TOTAL INVESTMENTS

Total investments (cost $3,150,299,282)(b)				$3,150,490,187

Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,149,445,559.
(b)	The aggregate identified cost on a tax basis is $3,150,299,282, resulting in gross unrealized appreciation and depreciation of $216,007 and $25,102, respectively, or net unrealized appreciation of $190,905.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.0%
	Canada	5.7
	Japan	3.3
	Cayman Islands	2.7
	Australia	2.0
	Switzerland	1.9
	Sweden	1.9
	France	1.9
	United Kingdom	1.8
	Norway	1.0
	Netherlands	0.9
	Denmark	0.9

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$494,054,425	$—
Certificates of deposit	—	252,569,851	—
Commercial paper	—	816,313,698	—
Repurchase agreements	—	1,192,540,000	—
Time deposits	—	105,000,000	—
U.S. government agency obligations	—	197,881,016	—
U.S. treasury obligations	—	92,131,197	—

Totals by level	$—	$3,150,490,187	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of Nova Scotia	Barclays Capital, Inc.	BNP Paribas	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA), LLC	Goldman Sachs & Co.	J.P. Morgan Securities, LLC	Merrill Lynch, Pierce, Fenner and Smith, Inc.	RBC Capital Markets, LLC	Total

	Assets:
	Repurchase agreements	$74,000,000	$152,700,000	$142,262,000	$247,794,000	$125,000,000	$132,000,000	$100,000,000	$168,784,000	$50,000,000	$1,192,540,000

	Total Assets	$74,000,000	$152,700,000	$142,262,000	$247,794,000	$125,000,000	$132,000,000	$100,000,000	$168,784,000	$50,000,000	$1,192,540,000

	Liabilities:

	Total Liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

	Total Financial and Derivative Net Assets	$74,000,000	$152,700,000	$142,262,000	$247,794,000	$125,000,000	$132,000,000	$100,000,000	$168,784,000	$50,000,000	$1,192,540,000
	Total collateral received (pledged)##†	$74,000,000	$152,700,000	$142,262,000	$247,794,000	$125,000,000	$132,000,000	$100,000,000	$168,784,000	$50,000,000
	Net amount	$—	$—	$—	$—	$—	$—	$—	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016